Document and Entity Information	Nov. 09, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001881487
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	ProFrac Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41388
Entity Tax Identification Number	87-2424964
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	(254)
Local Phone Number	776-3722
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	ACDC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	ACDCW
Security Exchange Name	NASDAQ